Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2019
Benefit Plans [Abstract]
Reconciliation of Benefit Obligations
The following table provides a reconciliation of the changes in the benefit obligations (the projected benefit obligation in the case of the pension plans and the accumulated postretirement benefit obligation in the case of the other postretirement plans) and in the fair value of the plan assets for the periods described below.

	Pension Benefits
	U.S. Plans		Non-U.S. Plans		Other Postretirement Benefits
	2019	2018	2019	2018	2019	2018
Reconciliation of Benefit Obligations:
Beginning balance	$57.4	$59.7	$304.9	$335.9	$3.1	$3.4
Service cost	—	—	1.5	1.8	—	—
Interest cost	2.2	2.1	7.7	7.5	0.1	0.1
Plan amendments	—	—	—	3.6	—	—
Actuarial losses (gains)	4.3	0.4	35.9	(16.8)	0.4	(0.1)
Benefit payments	(2.8)	(2.9)	(10.3)	(10.2)	(0.2)	(0.2)
Plan settlements	(1.3)	(1.9)	—	—	—	—
Effect of foreign currency exchange rate changes	—	—	6.8	(16.9)	—	(0.1)
Benefit obligations ending balance	$59.8	$57.4	$346.5	$304.9	$3.4	$3.1
Reconciliation of Fair Value of Plan Assets:
Beginning balance	$57.7	$63.1	$212.2	$238.7
Actual return on plan assets	7.4	(0.7)	35.3	(8.1)
Employer contributions	0.1	0.1	4.3	4.2
Plan settlements	(1.3)	(1.9)	—	—
Benefit payments	(2.8)	(2.9)	(10.3)	(10.2)
Effect of foreign currency exchange rate changes	—	—	7.6	(12.4)
Fair value of plan assets ending balance	$61.1	$57.7	$249.1	$212.2

Funded Status as of Period End	$1.3	$0.3	$(97.4)	$(92.7)	$(3.4)	$(3.1)

Component of Accumulated Other Comprehensive (Loss) Income
Amounts recognized as a component of accumulated other comprehensive (loss) income as of December 31, 2019 and 2018 that have not been recognized as a component of net periodic benefit cost are presented in the following table.

	U.S. Pension Plans		Non-U.S. Pension Plans		Other Postretirement Benefits
	2019	2018	2019	2018	2019	2018
Net actuarial losses (gains)	$5.7	$6.7	$58.8	$48.9	$0.2	$(0.2)
Prior service cost	—	—	3.5	3.5	—	—
Amounts included in accumulated other comprehensive (loss) income	$5.7	$6.7	$62.3	$52.4	$0.2	$(0.2)

Pension and Other Postretirement Benefit Liabilities included in Balance Sheets
Pension and other postretirement benefit liabilities and assets are included in the following captions in the Consolidated Balance Sheets as of December 31, 2019 and 2018.

	2019	2018
Other assets	$2.3	$1.4
Accrued liabilities	(2.2)	(2.1)
Pension and other postretirement benefits	(99.7)	(94.8)

Pension plans with an Accumulated Benefit Obligation in Excess of Plan Assets
The following table provides information for pension plans with an accumulated benefit obligation in excess of plan assets as of December 31, 2019 and 2018.

	U.S. Pension Plans		Non-U.S. Pension Plans
	2019	2018	2019	2018
Projected benefit obligations	$1.0	$1.0	$330.1	$291.7
Accumulated benefit obligation	$1.0	$1.0	$325.3	$288.1
Fair value of plan assets	$—	$—	$235.3	$201.2

Components of Net Periodic Benefit Cost (Income) and Other Amounts Recognized in Other Comprehensive (Loss) Income, Before Income Tax Effects
The following tables provide the components of net periodic benefit cost (income) and other amounts recognized in other comprehensive (loss) income, before income tax effects, for the years ended December 31, 2019, 2018 and 2017.

	U.S. Pension Plans
	2019	2018	2017
Net Periodic Benefit Cost (Income):
Service cost	$—	$—	$—
Interest cost	2.2	2.1	2.3
Expected return on plan assets	(2.2)	(4.7)	(4.4)
Amortization of prior-service cost	—	—	—
Amortization of net actuarial loss	0.1	—	—
Net periodic benefit cost (income)	0.1	(2.6)	(2.1)
Loss due to settlement	—	—	—
Total net periodic benefit cost (income) recognized	$0.1	$(2.6)	$(2.1)
Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive (Loss) Income:
Net actuarial (gain) loss	$(0.9)	$5.8	$(1.5)
Amortization of net actuarial loss	(0.1)	—	—
Prior service cost	—	—	—
Amortization of prior service cost	—	—	—
Effect of foreign currency exchange rate changes	—	—	—
Total recognized in other comprehensive (loss) income	$(1.0)	$5.8	$(1.5)
Total recognized in net periodic benefit (income) cost and other comprehensive (loss) income	$(0.9)	$3.2	$(3.6)

	Non-U.S. Pension Plans
	2019	2018	2017
Net Periodic Benefit Cost (Income):
Service cost	$1.5	$1.8	$1.9
Interest cost	7.7	7.5	7.8
Expected return on plan assets	(10.3)	(11.6)	(10.4)
Amortization of prior-service cost	0.1	—	—
Amortization of net actuarial loss	2.0	1.8	5.0
Net periodic benefit cost (income)	$1.0	$(0.5)	$4.3
Loss due to curtailments	—	—	—
Total net periodic benefit cost (income) recognized	$1.0	$(0.5)	$4.3
Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive (Loss) Income:
Net actuarial loss (gain)	$10.9	$2.9	$(29.9)
Amortization of net actuarial loss	(2.0)	(1.8)	(5.0)
Prior service cost	—	3.7	—
Amortization of prior service cost	(0.1)	—	—
Effect of foreign currency exchange rate changes	1.1	(2.8)	6.5
Total recognized in other comprehensive (loss) income	$9.9	$2.0	$(28.4)
Total recognized in net periodic benefit cost (income) and other comprehensive (loss) income	$10.9	$1.5	$(24.1)

	Other Postretirement Benefits
	2019	2018	2017
Net Periodic Benefit Cost:
Service cost	$—	$—	$—
Interest cost	0.1	0.1	0.1
Expected return on plan assets	—	—	—
Amortization of prior-service cost	—	—	—
Amortization of net actuarial loss	—	—	—
Net periodic benefit cost	$0.1	$0.1	$0.1
Loss due to curtailments or settlements	—	—	—
Total net periodic benefit cost recognized	$0.1	$0.1	$0.1
Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive (Loss) Income:
Net actuarial loss (gain)	$0.4	$(0.1)	$0.2
Amortization of net actuarial loss	—	—	—
Prior service cost	—	—	—
Amortization of prior service cost	—	—	—
Effect of foreign currency exchange rate changes	—	0.1	—
Total recognized in other comprehensive (loss) income	$0.4	$—	$0.2
Total recognized in net periodic benefit cost and other comprehensive (loss) income	$0.5	$0.1	$0.3

Summary of Assumptions Used
The following weighted-average actuarial assumptions were used to determine net periodic benefit cost (income) for the years ended December 31, 2019, 2018 and 2017.

	Pension Benefits - U.S. Plans
	2019	2018	2017
Discount rate	4.0%	3.6%	4.0%
Expected long-term rate of return on plan assets	4.0%	7.75%	7.75%

	Pension Benefits - Non-U.S. Plans
	2019	2018	2017
Discount rate	2.6%	2.3%	2.3%
Expected long-term rate of return on plan assets	4.9%	5.0%	5.0%
Rate of compensation increases	2.8%	2.8%	2.8%

	Other Postretirement Benefits
	2019	2018	2017
Discount rate	4.7%	4.4%	4.7%

The following weighted-average actuarial assumptions were used to determine benefit obligations for the years ended December 31, 2019 and 2018.

	Pension Benefits - U.S. Plans
	2019	2018
Discount rate	3.0%	4.0%

	Pension Benefits - Non-U.S. Plans
	2019	2018
Discount rate	1.7%	2.6%
Rate of compensation increases	2.7%	2.8%

	Other Postretirement Benefits
	2019	2018
Discount rate	3.8%	4.7%

Actuarial Assumptions Used to Determine Other Postretirement Benefit Plans Costs and Obligations
The following actuarial assumptions were used to determine other postretirement benefit plans costs and obligations for the years ended December 31, 2019, 2018 and 2017.

	Other Postretirement Benefits
	2019	2018	2017
Healthcare cost trend rate assumed for next year	7.1%	7.9%	8.4%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	7.1%	7.9%	8.4%
Year that the date reaches the ultimate trend rate	2021	2020	2019

Estimated Benefit Payments for the Next Five Years
The following table reflects the estimated benefit payments for the next five years and for the years 2025 through 2029. The estimated benefit payments for the non-U.S. pension plans were calculated using foreign exchange rates as of December 31, 2019.

	Pension Benefits		Other
	U.S. Plans	Non-U.S. Plans	Postretirement Benefits
2020	$5.0	$10.2	$0.3
2021	$5.4	$10.5	$0.3
2022	$4.8	$11.4	$0.3
2023	$4.9	$11.5	$0.3
2024	$4.5	$12.2	$0.2
Aggregate 2025-2029	$18.8	$68.3	$1.0

Long-Term Target Allocations
	U.S. Plan	UK Plan
Asset category:
Cash and cash equivalents	0%	0%
Equity	0%	40%
Fixed income	100%	30%
Real estate and other	0%	30%
Total	100%	100%

Changes Fair Values of Pension Plan Assets by Asset Category
The following tables present the fair values of the Company’s pension plan assets as of December 31, 2019 and 2018 by asset category within the ASC 820 hierarchy (as defined in Note 19 “Fair Value Measurements”).

	December 31, 2019
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Investments Measured at NAV (5)	Total
Asset Category
Cash and cash equivalents(1)	$2.6	$—	$—	$—	$2.6
Equity funds:
U.S. large-cap	—	5.3	—	—	5.3
International equity(2)	23.0	41.5	—	59.9	124.4
Total equity funds	23.0	46.8	—	59.9	129.7
Fixed income funds:
Corporate bonds - international	—	25.6	—	—	25.6
UK index-linked gilts	—	29.1	—	—	29.1
U.S. fixed income - government securities	—	—	—	3.9	3.9
U.S. fixed income - short duration	—	—	—	4.6	4.6
U.S. fixed income - intermediate duration	—	—	—	38.4	38.4
U.S. fixed income - long corporate	—	—	—	14.2	14.2
Total fixed income funds	—	54.7	—	61.1	115.8
Other types of investments:
International real estate(3)	—	43.3	—	—	43.3
Other(4)	—	—	18.8	—	18.8
Total	$25.6	$144.8	$18.8	$121.0	$310.2

	December 31, 2018
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Investments Measured at NAV (5)	Total
Asset Category
Cash and cash equivalents(1)	$1.3	$—	$—	$—	$1.3
Equity funds:
U.S. large-cap	—	11.1	—	—	11.1
International equity(2)	18.2	45.2	—	48.3	111.7
Total equity funds	18.2	56.3	—	48.3	122.8
Fixed income funds:
Corporate bonds - international	—	18.9	—	—	18.9
UK index-linked gilts	—	33.0	—	—	33.0
U.S. fixed income - intermediate duration	—	—	—	34.8	34.8
U.S. fixed income - long corporate	—	—	—	23.0	23.0
Total fixed income funds	—	51.9	—	57.8	109.7
Other types of investments:
International real estate(3)	—	19.9	—	—	19.9
Other(4)	—	—	16.2	—	16.2
Total	$19.5	$128.1	$16.2	$106.1	$269.9

(1)
Cash and cash equivalents consist of traditional domestic and foreign highly liquid short-term securities with the goal of providing liquidity and preservation of capital while maximizing return on assets.

(2)
The International category consists of investment funds focused on companies operating in developed and emerging markets outside of the U.S.  These investments target broad diversification across large and mid/small-cap companies and economic sectors.

(3)	International real estate consists primarily of equity and debt investments made, directly or indirectly, in various interests in unimproved and improved real properties.

(4)
Other investments consist of insurance and reinsurance contracts securing the retirement benefits. The fair value of these contracts was calculated at the discount value of premiums paid by the Company, less expenses charged by the insurance providers. The insurance providers with which the Company has placed these contracts are well-known financial institutions with an established history of providing insurance services.

(5)	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy.